CONSOLIDATED STATEMENTS OF EARNINGS (LOSS) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Condensed Income Statements, Captions [Line Items]
Revenues	$ 1,241.7	$ 1,065.3
Cost of sales	991.4	995.7
Gross profit	250.3	69.6
General and administrative expenses	(46.8)	(42.0)
Exploration expenses	(27.9)	(34.5)
Impairment charges, net of reversal	45.8	(287.8)
Other expenses	(76.0)	(43.4)
Earnings (loss) from operations	145.4	(338.1)
Share of net loss from investment in associate, net of income taxes	(1.6)	(26.0)
Finance costs	(23.3)	(14.4)
Foreign exchange gain (loss)	2.2	(3.5)
Interest income, derivatives and other investment gains (losses)	(23.9)	29.1
Earnings (loss) before income taxes	98.8	(328.3)
Income taxes	(44.1)	(30.4)
Net earnings (loss) from continuing operations	54.7	(358.7)
Net earnings (loss) from discontinued operations	4.1	(39.3)
Net earnings (loss)	58.8	(398.0)
Net earnings (loss) from continuing operations attributable to
Equity holders of IAMGOLD Corporation	38.5	(373.3)
Non-controlling interests	16.2	14.6
Net earnings (loss) attributable to
Equity holders of IAMGOLD Corporation	42.6	(412.6)
Non-controlling interests	16.2	14.6
Net earnings (loss)	$ 58.8	$ (398.0)
Weighted average number of common shares outstanding (in millions)
Basic (in shares)	472.6	468.0
Diluted (in shares)	478.0	468.0
Basic and diluted earnings (loss) per share from continuing operations (in dollars per share)	$ 0.08	$ (0.80)
Basic and diluted earnings (loss) per share from discontinued operations (in dollars per share)	0.01	(0.08)
Basic and diluted earnings (loss) per share (in dollars per share)	$ 0.09	$ (0.88)
Associates
Condensed Income Statements, Captions [Line Items]
Share of net loss from investment in associate, net of income taxes	$ (1.6)	$ (1.4)